UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Series Emerging Markets Debt Local Currency Fund Fidelity® Series Emerging Markets Debt Local Currency Fund : FSEDX

This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Local Currency Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Local Currency Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$457,401,935
Number of Holdings	272
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.5
AAA - 2.8
AA - 5.1
A - 3.7
BBB - 18.3
BB - 11.1
Not Rated - 49.7
Short-Term Investments and Net Other Assets (Liabilities) - 8.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 87.2
Corporate Bonds - 3.5
U.S. Treasury Obligations - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 8.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Mexico - 10.5
United States - 9.3
Brazil - 8.5
Indonesia - 7.9
India - 7.8
South Africa - 7.5
Poland - 7.3
Malaysia - 4.9
Thailand - 4.8
Others - 31.5

TOP HOLDINGS (% of Fund's net assets)
United Mexican States	10.5
Indonesia Government	7.9
Republic of India	7.8
South African Republic	7.5
Republic of Poland	7.3
Brazilian Federative Republic	5.3
Malaysia Government	4.9
Kingdom of Thailand	4.8
Czech Republic	4.8
Colombian Republic	4.5
65.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916196.102    6287-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Series Emerging Markets Debt Fund Fidelity® Series Emerging Markets Debt Fund : FEDCX

This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,814,678,656
Number of Holdings	570
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.4
AA - 6.9
A - 2.8
BBB - 22.5
BB - 25.6
B - 17.3
CCC,CC,C - 9.3
D - 0.2
Not Rated - 4.8
Equities - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 59.2
Corporate Bonds - 28.8
U.S. Treasury Obligations - 2.4
Preferred Securities - 1.4
Fixed-Income Funds - 0.3
International Equity Funds - 0.2
Preferred Stocks - 0.2
Common Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 10.3
Mexico - 7.0
Brazil - 5.1
Saudi Arabia - 4.3
Colombia - 4.3
Turkey - 3.8
Argentina - 3.5
United Arab Emirates - 3.1
Chile - 3.0
Others - 55.6

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	3.3
Turkish Republic	2.8
United Mexican States	2.6
Arab Republic of Egypt	2.6
Colombian Republic	2.5
Dominican Republic	2.5
Petroleos Mexicanos	2.3
Romanian Republic	2.2
Hungary Government	2.1
Republic of Nigeria	2.1
25.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916144.102    2295-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Emerging Markets Debt Fund
Fidelity® Series Emerging Markets Debt Local Currency Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Emerging Markets Debt Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 0.2%
	Shares	Value ($)
BRAZIL - 0.2%
Industrials - 0.2%
Passenger Airlines - 0.2%
Azul SA (PN)	282,486	2,285,595
Azul SA ADR	91,468	822,297

TOTAL BRAZIL		3,107,892
TOTAL COMMON STOCKS (Cost $2,635,984)		3,107,892

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA Series A6, 1.9554% (b) (Cost $3,237,836)	484,495	3,765,833

Fixed-Income Funds - 0.3%
	Shares	Value ($)
iShares JP Morgan USD Emerging Markets Bond ETF (Cost $4,779,631)	50,000	4,822,000

Foreign Government and Government Agency Obligations - 59.2%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania 4.75% 2/14/2035 (g)	EUR	1,505,000	1,735,881
ANGOLA - 1.6%
Angola Republic 8% 11/26/2029 (c)		4,890,000	4,979,732
Angola Republic 8.25% 5/9/2028 (c)		2,437,000	2,512,425
Angola Republic 8.75% 4/14/2032 (c)		5,075,000	5,124,989
Angola Republic 9.125% 11/26/2049 (c)		2,555,000	2,401,445
Angola Republic 9.244% 1/15/2031 (c)		3,385,000	3,511,091
Angola Republic 9.375% 3/31/2033 (c)		1,730,000	1,766,780
Angola Republic 9.375% 5/8/2048 (c)		5,740,000	5,508,735
Angola Republic 9.875% 10/15/2035 (c)		1,135,000	1,183,384
Angola Republic 9.875% 3/31/2037 (c)		1,880,000	1,937,575
TOTAL ANGOLA			28,926,156
ARGENTINA - 3.4%
Argentine Republic 0.75% 7/9/2030 (h)		16,948,535	15,001,911
Argentine Republic 1% 7/9/2029		5,343,648	4,868,063
Argentine Republic 3.5% 7/9/2041 (h)		7,285,000	5,452,823
Argentine Republic 4.125% 7/9/2035 (h)		25,563,027	20,475,985
Argentine Republic 5% 1/9/2038 (h)		17,796,997	14,869,391
Province of Santa Fe 8.1% 12/11/2034 (g)		1,860,000	1,873,671
TOTAL ARGENTINA			62,541,844
ARMENIA - 0.5%
Republic of Armenia 3.6% 2/2/2031 (c)		3,805,000	3,506,155
Republic of Armenia 6.75% 3/12/2035 (c)		4,700,000	4,920,994
TOTAL ARMENIA			8,427,149
BAHAMAS (NASSAU) - 0.1%
Commonwealth of the Bahamas 8.25% 6/24/2036 (c)		1,845,000	2,070,717
BAHRAIN - 0.4%
Bahrain Kingdom 5.625% 5/18/2034 (c)		3,055,000	2,782,861
Bahrain Kingdom 5.8735% 2/6/2034 (c)		1,515,000	1,466,626
Bahrain Kingdom 6.625% 10/6/2037 (c)		1,135,000	1,066,185
Bahrain Kingdom 7.1% 2/3/2038 (c)		940,000	914,441
Bahrain Kingdom 7.5% 2/12/2036 (c)		1,195,000	1,212,925
TOTAL BAHRAIN			7,443,038
BENIN - 0.3%
Benin Sukuk SA 6.2% 1/29/2033 (c)		1,095,000	1,062,993
Republic of Benin 7.96% 2/13/2038 (c)		3,520,000	3,734,104
Republic of Benin 8.375% 1/23/2041 (c)		1,070,000	1,155,600
TOTAL BENIN			5,952,697
BERMUDA - 0.3%
Republic of Bermuda 3.375% 8/20/2050 (c)		965,000	665,908
Republic of Bermuda 3.717% 1/25/2027 (c)		620,000	617,287
Republic of Bermuda 4.75% 2/15/2029 (c)		2,270,000	2,259,558
Republic of Bermuda 5% 7/15/2032 (c)		1,005,000	1,007,719
TOTAL BERMUDA			4,550,472
BRAZIL - 2.4%
Brazil Notas do Tesouro Nacional Serie B 4.75% 1/14/2050		7,800,000	5,773,950
Brazil Notas do Tesouro Nacional Serie B 5% 1/27/2045		5,720,000	4,576,286
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		2,355,000	2,006,342
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		1,880,000	1,893,536
Brazil Notas do Tesouro Nacional Serie B 6.125% 3/15/2034		1,500,000	1,508,565
Brazil Notas do Tesouro Nacional Serie B 6.25% 5/22/2036		2,265,000	2,245,521
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		1,680,000	1,727,712
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		3,180,000	3,439,011
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		5,204,000	5,891,188
Brazilian Federative Republic 10% 1/1/2027	BRL	39,435,000	7,502,394
Brazilian Federative Republic 10% 1/1/2031	BRL	16,000,000	2,692,172
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (i)	BRL	20,000,000	2,439,779
Federative Republic of Brazil 7.250% 1/12/2056		2,315,000	2,326,286
TOTAL BRAZIL			44,022,742
CHILE - 0.9%
Chilean Republic 2.45% 1/31/2031		4,070,000	3,694,095
Chilean Republic 3.1% 1/22/2061		7,500,000	4,715,775
Chilean Republic 3.5% 1/31/2034		1,775,000	1,611,700
Chilean Republic 4% 1/31/2052		3,825,000	3,010,887
Chilean Republic 4.34% 3/7/2042		1,410,000	1,247,497
Chilean Republic 5.33% 1/5/2054		2,835,000	2,734,925
TOTAL CHILE			17,014,879
COLOMBIA - 2.5%
Colombian Republic 3% 1/30/2030		5,600,000	5,117,168
Colombian Republic 3.125% 4/15/2031		3,355,000	2,971,691
Colombian Republic 3.875% 2/15/2061		3,690,000	2,386,508
Colombian Republic 5% 6/15/2045		5,700,000	4,555,725
Colombian Republic 5.2% 5/15/2049		5,390,000	4,321,972
Colombian Republic 5.375% 1/21/2029		2,345,000	2,340,545
Colombian Republic 5.625% 2/26/2044		2,500,000	2,154,375
Colombian Republic 6.125% 1/18/2041		1,475,000	1,379,125
Colombian Republic 6.125% 1/21/2031		845,000	854,742
Colombian Republic 6.5% 1/21/2033		1,360,000	1,380,182
Colombian Republic 7.375% 4/25/2030		1,485,000	1,565,561
Colombian Republic 7.375% 9/18/2037		845,000	895,699
Colombian Republic 7.5% 2/2/2034		1,110,000	1,185,203
Colombian Republic 7.75% 11/7/2036		2,390,000	2,607,490
Colombian Republic 8% 4/20/2033		5,570,000	6,102,492
Colombian Republic 8.5% 4/25/2035		3,475,000	3,931,963
Colombian Republic 8.75% 11/14/2053		1,690,000	2,000,538
TOTAL COLOMBIA			45,750,979
CONGO - 0.1%
Republic of Congo 9.5% 2/17/2035 (g)		1,180,000	1,153,816
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
DRC International Bond 8.75% 4/16/2032 (c)		1,620,000	1,671,419
DRC International Bond 9.5% 4/16/2037 (c)		1,260,000	1,311,975
TOTAL CONGO DEMOCRATIC REPUBLIC OF			2,983,394
COSTA RICA - 0.9%
Republic of Costa Rica 5.625% 4/30/2043 (c)		2,865,000	2,759,826
Republic of Costa Rica 6.125% 2/19/2031 (c)		5,675,000	5,840,880
Republic of Costa Rica 6.55% 4/3/2034 (c)		2,100,000	2,238,705
Republic of Costa Rica 7% 4/4/2044 (c)		965,000	1,053,008
Republic of Costa Rica 7.3% 11/13/2054 (c)		3,295,000	3,717,847
TOTAL COSTA RICA			15,610,266
COTE D'IVOIRE - 1.2%
Cote d'Ivoire 6.125% 6/15/2033 (c)		4,520,000	4,483,840
Cote d'Ivoire 6.375% 3/3/2028 (c)		1,749,541	1,768,190
Cote d'Ivoire 6.75% 2/25/2041 (c)		5,005,000	4,851,697
Cote d'Ivoire 7.625% 1/30/2033 (c)		4,230,000	4,521,236
Cote d'Ivoire 8.075% 4/1/2036 (c)		3,500,000	3,842,790
Cote d'Ivoire 8.25% 1/30/2037 (c)		1,805,000	1,997,684
TOTAL COTE D'IVOIRE			21,465,437
DOMINICAN REPUBLIC - 2.5%
Dominican Republic 4.5% 1/30/2030 (c)		5,960,000	5,761,830
Dominican Republic 4.875% 9/23/2032 (c)		6,360,000	6,048,360
Dominican Republic 5.3% 1/21/2041 (c)		2,450,000	2,204,314
Dominican Republic 5.875% 1/30/2060 (c)		5,790,000	5,113,656
Dominican Republic 6% 7/19/2028 (c)		2,999,000	3,040,386
Dominican Republic 6.15% 5/17/2038 (c)		2,755,000	2,733,746
Dominican Republic 6.6% 6/1/2036 (c)		1,358,000	1,417,277
Dominican Republic 6.85% 1/27/2045 (c)		4,046,000	4,155,444
Dominican Republic 7.05% 2/3/2031 (c)		5,660,000	5,969,036
Dominican Republic 7.15% 2/24/2055 (c)		2,245,000	2,391,935
Dominican Republic 7.45% 4/30/2044 (c)		6,031,000	6,550,797
TOTAL DOMINICAN REPUBLIC			45,386,781
ECUADOR - 2.1%
Ecuador Government International Bond 5% 7/31/2040 (c)(h)		2,800,000	2,347,882
Ecuador Government International Bond 6.9% 7/31/2030 (c)(h)		7,129,705	7,121,648
Ecuador Government International Bond 6.9% 7/31/2035 (c)(h)		16,325,000	14,971,168
Ecuador Government International Bond 8.75% 1/29/2034 (c)		6,485,000	6,555,687
Ecuador Government International Bond 9.25% 1/29/2039 (c)		6,270,000	6,423,615
TOTAL ECUADOR			37,420,000
EGYPT - 2.7%
Arab Republic of Egypt 7.0529% 1/15/2032 (c)		830,000	830,000
Arab Republic of Egypt 7.3% 9/30/2033 (c)		5,100,000	5,096,430
Arab Republic of Egypt 7.5% 1/31/2027 (c)		5,596,000	5,648,826
Arab Republic of Egypt 7.5% 2/16/2061 (c)		6,705,000	5,773,541
Arab Republic of Egypt 7.625% 5/20/2034 (c)		2,485,000	2,507,937
Arab Republic of Egypt 7.625% 5/29/2032 (c)		3,200,000	3,270,560
Arab Republic of Egypt 7.903% 2/21/2048 (c)		5,265,000	4,820,845
Arab Republic of Egypt 8.5% 1/31/2047 (c)		7,939,000	7,770,931
Arab Republic of Egypt 8.7002% 3/1/2049 (c)		3,665,000	3,624,850
Arab Republic of Egypt 8.875% 5/29/2050 (c)		2,930,000	2,927,773
Arab Republic of Egypt 9.45% 2/4/2033 (c)		1,890,000	2,095,774
Arab Republic of Egypt Treasury Bills 0% 12/1/2026 (i)	EGP	48,125,000	888,074
Arab Republic of Egypt Treasury Bills 0% 3/16/2027 (i)	EGP	50,725,000	879,664
Arab Republic of Egypt Treasury Bills 0% 7/21/2026 (i)	EGP	61,050,000	1,230,848
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (c)		1,110,000	1,166,210
TOTAL EGYPT			48,532,263
EL SALVADOR - 0.6%
El Salvador Republic 4% 4/17/2030 (c)(h)		1,765,000	65,304
El Salvador Republic 7.1246% 1/20/2050 (c)		1,492,000	1,382,413
El Salvador Republic 7.625% 2/1/2041 (c)		1,035,000	1,046,514
El Salvador Republic 7.65% 6/15/2035 (c)		5,940,000	6,133,956
El Salvador Republic 9.25% 4/17/2030 (c)		1,765,000	1,901,126
El Salvador Republic 9.65% 11/21/2054 (c)		1,035,000	1,188,315
TOTAL EL SALVADOR			11,717,628
GABON - 0.1%
Gabonese Republic 7% 11/24/2031 (c)		2,965,000	2,526,625
GEORGIA - 0.1%
Georgia Republic 5.125% 1/28/2031 (c)		1,885,000	1,834,576
GHANA - 0.5%
Ghana Republic 0% 1/3/2030 (c)(i)		555,867	496,111
Ghana Republic 0% 7/3/2026 (c)(i)		147,705	147,601
Ghana Republic 5% 7/3/2029 (c)(h)		4,618,306	4,552,773
Ghana Republic 5% 7/3/2035 (c)(h)		4,460,150	4,137,815
TOTAL GHANA			9,334,300
GUATEMALA - 1.1%
Guatemala Government Bond 4.9% 6/1/2030 (c)		485,000	479,228
Guatemala Government Bond 5.25% 8/10/2029 (c)		1,200,000	1,197,090
Guatemala Government Bond 5.375% 4/24/2032 (c)		2,015,000	2,017,539
Guatemala Government Bond 6.125% 6/1/2050 (c)		4,110,000	4,120,686
Guatemala Government Bond 6.25% 8/15/2036 (c)		2,785,000	2,906,677
Guatemala Government Bond 6.55% 2/6/2037 (c)		1,500,000	1,597,275
Guatemala Government Bond 6.6% 6/13/2036 (c)		5,670,000	6,032,880
Guatemala Government Bond 6.875% 8/15/2055 (c)		1,705,000	1,852,602
TOTAL GUATEMALA			20,203,977
HONDURAS - 0.1%
Honduras Government 8.625% 11/27/2034 (c)		2,180,000	2,518,336
HUNGARY - 2.1%
Hungary Government 2.125% 9/22/2031 (c)		2,950,000	2,559,140
Hungary Government 3.125% 9/21/2051 (c)		5,810,000	3,736,585
Hungary Government 4.25% 5/26/2033 (g)	EUR	1,365,000	1,605,659
Hungary Government 5.25% 6/16/2029 (c)		3,185,000	3,222,822
Hungary Government 5.5% 3/26/2036 (c)		3,200,000	3,219,040
Hungary Government 5.5% 6/16/2034 (c)		2,890,000	2,937,685
Hungary Government 6% 9/26/2035 (c)		1,815,000	1,890,395
Hungary Government 6.25% 9/22/2032 (c)		1,125,000	1,190,644
Hungary Government 6.75% 10/22/2028	HUF	522,420,000	1,737,725
Hungary Government 6.75% 9/23/2055 (c)		6,705,000	7,317,971
Hungary Government 6.75% 9/25/2052 (c)		3,800,000	4,149,410
Hungary Government 7% 10/24/2035	HUF	762,110,000	2,788,862
Hungary Government 7.625% 3/29/2041		1,655,000	1,964,915
TOTAL HUNGARY			38,320,853
INDONESIA - 1.2%
Indonesia Government 5.25% 1/17/2042 (c)		3,000,000	2,907,960
Indonesia Government 5.95% 1/8/2046 (c)		2,100,000	2,142,315
Indonesia Government 6.625% 2/17/2037 (c)		3,549,000	3,863,796
Indonesia Government 6.75% 1/15/2044 (c)		3,035,000	3,368,820
Indonesia Government 7.75% 1/17/2038 (c)		4,298,000	5,088,617
Indonesia Government 8.5% 10/12/2035 (c)		4,169,000	5,094,518
TOTAL INDONESIA			22,466,026
ISRAEL - 0.3%
Israel Government 5% 1/13/2036		2,860,000	2,788,877
Israel Government 5.875% 1/13/2056		2,910,000	2,823,771
TOTAL ISRAEL			5,612,648
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,685,000	2,026,023
JORDAN - 0.3%
Jordan Government 7.375% 10/10/2047 (c)		3,290,000	3,278,716
Jordan Government 7.75% 1/15/2028 (c)		1,420,000	1,468,024
TOTAL JORDAN			4,746,740
KAZAKHSTAN - 0.1%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (c)		2,290,000	2,276,054
KENYA - 0.9%
Republic of Kenya 6.3% 1/23/2034 (c)		5,045,000	4,633,278
Republic of Kenya 7.875% 2/26/2034 (c)		900,000	895,500
Republic of Kenya 8% 5/22/2032 (c)		460,000	471,499
Republic of Kenya 8.7% 2/26/2039 (c)		1,105,000	1,095,608
Republic of Kenya 8.8% 10/9/2038 (c)		1,045,000	1,055,450
Republic of Kenya 9.5% 3/5/2036 (c)		3,795,000	4,025,850
Republic of Kenya 9.75% 2/16/2031 (c)		3,710,000	4,034,625
TOTAL KENYA			16,211,810
LEBANON - 0.4%
Lebanon Republic 5.8% (e)(g)		5,875,000	1,430,563
Lebanon Republic 6% (e)(g)		1,587,000	388,815
Lebanon Republic 6.1% (e)(g)		4,135,000	1,013,240
Lebanon Republic 6.2% (e)(g)		3,645,000	895,467
Lebanon Republic 6.375% (e)(g)		3,472,000	862,792
Lebanon Republic 8.25% (e)(g)		12,525,000	3,369,225
TOTAL LEBANON			7,960,102
MEXICO - 2.7%
United Mexican States 3.771% 5/24/2061		3,135,000	1,879,746
United Mexican States 4.28% 8/14/2041		2,260,000	1,778,370
United Mexican States 4.35% 1/15/2047		5,925,000	4,375,613
United Mexican States 5.375% 3/22/2033		2,065,000	2,023,948
United Mexican States 5.625% 2/9/2034		2,365,000	2,327,633
United Mexican States 5.75% 10/12/2110		2,355,000	1,915,934
United Mexican States 5.85% 7/2/2032		2,000,000	2,023,460
United Mexican States 6.05% 1/11/2040		10,222,000	9,933,229
United Mexican States 6.125% 2/9/2038		3,690,000	3,617,861
United Mexican States 6.25% 8/27/2037		1,895,000	1,893,295
United Mexican States 6.338% 5/4/2053		1,695,000	1,583,129
United Mexican States 6.35% 2/9/2035		3,985,000	4,078,648
United Mexican States 6.75% 2/9/2056		2,995,000	2,941,090
United Mexican States 6.875% 5/13/2037		1,460,000	1,535,277
United Mexican States 7.375% 5/13/2055		2,540,000	2,702,865
United Mexican States 8% 11/7/2047	MXN	32,000,000	1,568,961
United Mexican States 8.5% 3/1/2029	MXN	50,000,000	2,900,686
TOTAL MEXICO			49,079,745
MONGOLIA - 0.3%
Mongolia Government 5.95% 3/9/2032 (c)		1,265,000	1,269,314
Mongolia Government 6.625% 2/25/2030 (c)		2,705,000	2,781,923
Mongolia Government 7.875% 6/5/2029 (c)		490,000	520,013
TOTAL MONGOLIA			4,571,250
MONTENEGRO - 0.5%
Republic of Montenegro 4.875% 4/1/2032 (c)	EUR	1,155,000	1,338,261
Republic of Montenegro 7.25% 3/12/2031 (c)		6,545,000	6,933,773
TOTAL MONTENEGRO			8,272,034
MOROCCO - 0.4%
Moroccan Kingdom 4% 12/15/2050 (c)		5,000,000	3,583,550
Moroccan Kingdom 6.5% 9/8/2033 (c)		2,740,000	2,919,004
TOTAL MOROCCO			6,502,554
NIGERIA - 2.1%
Republic of Nigeria 6.125% 9/28/2028 (c)		5,520,000	5,517,240
Republic of Nigeria 6.5% 11/28/2027 (c)		5,087,000	5,117,522
Republic of Nigeria 7.143% 2/23/2030 (c)		2,470,000	2,510,138
Republic of Nigeria 7.625% 11/28/2047 (c)		5,315,000	5,208,700
Republic of Nigeria 7.696% 2/23/2038 (c)		980,000	999,355
Republic of Nigeria 7.875% 2/16/2032 (c)		2,625,000	2,731,890
Republic of Nigeria 8.375% 3/24/2029 (c)		4,095,000	4,314,492
Republic of Nigeria 9.1297% 1/13/2046 (c)		2,145,000	2,377,733
Republic of Nigeria 9.625% 6/9/2031 (c)		3,050,000	3,391,600
Republic of Nigeria Treasury Bills 0% 7/14/2026 (i)	NGN	2,300,000,000	1,655,075
Republic of Nigeria Treasury Bills 0% 7/28/2026 (i)	NGN	3,590,901,000	2,561,709
Republic of Nigeria Treasury Bills 0% 8/4/2026 (i)	NGN	1,180,525,000	838,906
Republic of Nigeria Treasury Bills 0% 9/15/2026 (i)	NGN	1,004,100,000	696,680
TOTAL NIGERIA			37,921,040
OMAN - 1.3%
Oman Sultanate 6% 8/1/2029 (c)		1,525,000	1,572,168
Oman Sultanate 6.25% 1/25/2031 (c)		4,805,000	5,051,256
Oman Sultanate 6.5% 3/8/2047 (c)		6,690,000	7,130,771
Oman Sultanate 6.75% 1/17/2048 (c)		7,720,000	8,472,005
Oman Sultanate 7% 1/25/2051 (c)		490,000	558,130
TOTAL OMAN			22,784,330
PAKISTAN - 0.8%
Islamic Republic of Pakistan 6.875% 12/5/2027 (c)		7,405,000	7,460,538
Islamic Republic of Pakistan 6.975% 4/24/2029 (c)		1,165,000	1,166,747
Islamic Republic of Pakistan 7.375% 4/8/2031 (c)		4,255,000	4,286,913
Islamic Republic of Pakistan 7.875% 3/31/2036 (c)		2,025,000	2,024,017
TOTAL PAKISTAN			14,938,215
PANAMA - 2.0%
Panamanian Republic 2.252% 9/29/2032		2,705,000	2,277,475
Panamanian Republic 3.16% 1/23/2030		3,670,000	3,452,069
Panamanian Republic 3.298% 1/19/2033		5,355,000	4,756,579
Panamanian Republic 5.227% 2/23/2034		4,870,000	4,800,846
Panamanian Republic 5.662% 2/23/2038		9,400,000	9,378,157
Panamanian Republic 6.4% 2/14/2035		2,700,000	2,852,956
Panamanian Republic 6.853% 3/28/2054		3,170,000	3,416,468
Panamanian Republic 7.875% 3/1/2057		2,390,000	2,891,446
Panamanian Republic 8% 3/1/2038		1,880,000	2,212,759
TOTAL PANAMA			36,038,755
PARAGUAY - 0.6%
Republic of Paraguay 2.739% 1/29/2033 (c)		1,305,000	1,157,705
Republic of Paraguay 4.95% 4/28/2031 (c)		2,010,000	2,012,231
Republic of Paraguay 5.4% 3/30/2050 (c)		3,925,000	3,618,359
Republic of Paraguay 6% 2/9/2036 (c)		1,155,000	1,209,372
Republic of Paraguay 6.65% 3/4/2055 (c)		2,195,000	2,359,625
TOTAL PARAGUAY			10,357,292
PERU - 0.8%
Peruvian Republic 3% 1/15/2034		5,225,000	4,530,598
Peruvian Republic 3.3% 3/11/2041		7,075,000	5,487,724
Peruvian Republic 5.5% 3/30/2036		2,750,000	2,780,635
Peruvian Republic 5.875% 8/8/2054		2,500,000	2,487,374
TOTAL PERU			15,286,331
PHILIPPINES - 0.7%
Philippine Republic 2.65% 12/10/2045		2,130,000	1,360,538
Philippine Republic 2.95% 5/5/2045		865,000	589,583
Philippine Republic 4.75% 3/5/2035		1,485,000	1,438,000
Philippine Republic 5% 7/17/2033		1,135,000	1,130,744
Philippine Republic 5.175% 9/5/2049		1,970,000	1,824,378
Philippine Republic 5.5% 1/17/2048		1,005,000	970,206
Philippine Republic 5.6% 5/14/2049		1,795,000	1,754,613
Philippine Republic 5.609% 4/13/2033		1,670,000	1,724,500
Philippine Republic 5.95% 10/13/2047		2,670,000	2,716,725
TOTAL PHILIPPINES			13,509,287
POLAND - 1.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (c)		2,000,000	2,035,740
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (c)		1,700,000	1,745,781
Republic of Poland 5.375% 2/12/2035		2,780,000	2,840,270
Republic of Poland 5.375% 4/14/2036		2,055,000	2,082,660
Republic of Poland 5.5% 3/18/2054		1,775,000	1,689,037
Republic of Poland 5.5% 4/4/2053		7,395,000	6,992,491
Republic of Poland 6.125% 4/14/2056		2,055,000	2,094,168
TOTAL POLAND			19,480,147
QATAR - 0.2%
State of Qatar 4.817% 3/14/2049 (c)		1,424,000	1,308,834
State of Qatar 5.103% 4/23/2048 (c)		2,770,000	2,650,322
TOTAL QATAR			3,959,156
ROMANIA - 2.2%
Romanian Republic 3% 2/14/2031 (c)		5,296,000	4,740,608
Romanian Republic 3.625% 3/27/2032 (c)		2,618,000	2,348,896
Romanian Republic 4% 2/14/2051 (c)		6,255,000	4,246,957
Romanian Republic 5.75% 7/4/2036 (c)		6,700,000	6,416,925
Romanian Republic 5.75% 9/16/2030 (c)		2,256,000	2,266,942
Romanian Republic 6% 5/25/2034 (c)		2,500,000	2,481,875
Romanian Republic 6.125% 1/22/2044 (c)		1,700,000	1,617,125
Romanian Republic 6.125% 10/7/2037 (c)	EUR	2,720,000	3,160,364
Romanian Republic 6.7% 2/25/2032	RON	8,120,000	1,775,143
Romanian Republic 6.85% 7/29/2030	RON	6,455,000	1,421,942
Romanian Republic 7.125% 1/17/2033 (c)		2,880,000	3,061,872
Romanian Republic 7.5% 2/10/2037 (c)		3,382,000	3,662,706
Romanian Republic 7.625% 1/17/2053 (c)		1,138,000	1,249,672
Romanian Republic 8% 4/29/2030	RON	6,500,000	1,486,823
TOTAL ROMANIA			39,937,850
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (c)		3,195,000	3,047,199
SAUDI ARABIA - 1.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (c)		4,030,000	3,422,034
Kingdom of Saudi Arabia 3.45% 2/2/2061 (c)		2,775,000	1,757,546
Kingdom of Saudi Arabia 3.75% 1/21/2055 (c)		3,755,000	2,611,978
Kingdom of Saudi Arabia 4.375% 1/12/2031 (c)		1,665,000	1,636,146
Kingdom of Saudi Arabia 4.5% 10/26/2046 (c)		3,471,000	2,886,831
Kingdom of Saudi Arabia 4.5% 4/22/2060 (c)		2,055,000	1,615,189
Kingdom of Saudi Arabia 4.625% 10/4/2047 (c)		3,040,000	2,555,819
Kingdom of Saudi Arabia 4.875% 1/12/2036 (c)		1,735,000	1,706,806
TOTAL SAUDI ARABIA			18,192,349
SENEGAL - 0.2%
Republic of Senegal 4.75% 3/13/2028 (g)	EUR	1,036,667	648,511
Republic of Senegal 6.75% 3/13/2048 (c)		5,030,000	2,609,313
TOTAL SENEGAL			3,257,824
SERBIA - 0.7%
Republic of Serbia 2.125% 12/1/2030 (c)		3,540,000	3,085,995
Republic of Serbia 5.5% 5/6/2036 (c)		1,795,000	1,760,500
Republic of Serbia 6% 6/12/2034 (c)		2,125,000	2,178,826
Republic of Serbia 6.25% 5/26/2028 (c)		865,000	881,651
Republic of Serbia 6.5% 9/26/2033 (c)		5,020,000	5,304,082
TOTAL SERBIA			13,211,054
SOUTH AFRICA - 1.4%
South African Republic 5% 10/12/2046		1,460,000	1,140,625
South African Republic 5.65% 9/27/2047		6,075,000	5,137,172
South African Republic 5.75% 9/30/2049		7,030,000	5,953,531
South African Republic 6.25% 3/8/2041		2,000,000	1,915,000
South African Republic 7.1% 11/19/2036 (c)		2,840,000	3,054,931
South African Republic 7.25% 12/11/2055 (c)		1,200,000	1,196,400
South African Republic 7.3% 4/20/2052		3,545,000	3,582,666
South African Republic 7.95% 11/19/2054 (c)		2,500,000	2,693,750
TOTAL SOUTH AFRICA			24,674,075
SRI LANKA - 1.4%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (c)(h)		3,176,603	3,240,135
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (c)(h)		8,508,949	8,147,319
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (c)(h)		5,217,007	5,269,177
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (c)(h)		3,532,407	3,554,485
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (c)(h)		3,886,947	3,239,770
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (c)		2,022,045	1,953,801
TOTAL SRI LANKA			25,404,687
TRINIDAD & TOBAGO - 0.3%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (c)		5,595,000	5,750,541
TURKEY - 2.8%
Turkish Republic 30% 9/12/2029	TRY	202,535,000	3,904,485
Turkish Republic 4.875% 4/16/2043		5,290,000	4,026,642
Turkish Republic 5.75% 5/11/2047		3,960,000	3,212,550
Turkish Republic 5.875% 6/26/2031		1,615,000	1,581,941
Turkish Republic 5.95% 1/15/2031		2,685,000	2,643,463
Turkish Republic 6% 1/14/2041		6,082,000	5,379,529
Turkish Republic 6.3% 3/14/2033		1,395,000	1,363,264
Turkish Republic 6.5% 1/3/2035		4,480,000	4,379,200
Turkish Republic 6.625% 2/17/2045		2,150,000	1,960,478
Turkish Republic 6.75% 5/30/2040		2,112,000	2,036,749
Turkish Republic 6.8% 11/4/2036		1,670,000	1,650,695
Turkish Republic 6.875% 1/14/2038		2,905,000	2,854,163
Turkish Republic 7.25% 5/29/2032		2,115,000	2,176,504
Turkish Republic 7.625% 4/26/2029		2,080,000	2,170,293
Turkish Republic 7.625% 5/15/2034		3,025,000	3,180,092
Turkish Republic 9.125% 7/13/2030		3,825,000	4,209,298
Turkish Republic 9.375% 1/19/2033		515,000	586,481
Turkish Republic 9.375% 3/14/2029		3,270,000	3,547,198
TOTAL TURKEY			50,863,025
UKRAINE - 2.0%
Ukraine Government 0% 2/1/2030 (c)(h)		1,029,342	737,009
Ukraine Government 0% 2/1/2034 (c)(h)		3,846,504	2,167,505
Ukraine Government 0% 2/1/2035 (c)(h)		3,995,568	2,391,347
Ukraine Government 0% 2/1/2036 (c)(h)		2,708,807	1,618,512
Ukraine Government 4% 2/1/2032 (c)(h)		7,048,200	5,818,289
Ukraine Government 4.5% 2/1/2029 (c)(h)		5,423,626	4,555,846
Ukraine Government 4.5% 2/1/2034 (c)(h)		15,581,568	10,922,679
Ukraine Government 4.5% 2/1/2035 (c)(h)		10,391,888	7,180,795
Ukraine Government 4.5% 2/1/2036 (c)(h)		2,466,802	1,682,359
TOTAL UKRAINE			37,074,341
UNITED ARAB EMIRATES - 0.9%
Emirate of Abu Dhabi 3.125% 9/30/2049 (c)		13,102,000	8,884,794
Emirate of Abu Dhabi 3.875% 4/16/2050 (c)		1,720,000	1,325,475
Emirate of Abu Dhabi 5.5% 4/30/2054 (c)		2,370,000	2,321,119
Emirate of Dubai 3.9% 9/9/2050 (g)		4,805,000	3,434,373
TOTAL UNITED ARAB EMIRATES			15,965,761
URUGUAY - 0.6%
Uruguay Republic 4.975% 4/20/2055		2,840,000	2,580,793
Uruguay Republic 5.1% 6/18/2050		6,360,000	5,956,999
Uruguay Republic 5.75% 10/28/2034		1,745,000	1,826,020
TOTAL URUGUAY			10,363,812
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.7% 11/25/2030 (c)		1,095,000	1,019,993
Republic of Uzbekistan 3.9% 10/19/2031 (c)		2,880,000	2,664,374
Republic of Uzbekistan 5.375% 2/20/2029 (c)		1,145,000	1,144,576
TOTAL UZBEKISTAN			4,828,943
VENEZUELA - 1.5%
Venezuela Republic 11.95% (e)(g)		17,015,000	9,273,175
Venezuela Republic 12.75% (e)(g)		7,625,000	4,258,563
Venezuela Republic 7.65% (e)(g)		2,000,000	887,500
Venezuela Republic 9.25% (e)		27,915,000	13,440,235
TOTAL VENEZUELA			27,859,473
ZAMBIA - 0.1%
Republic of Zambia 5.75% 6/30/2033 (c)(h)		1,826,363	1,806,218
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,033,069,938)			1,073,681,497

International Equity Funds - 0.2%
	Shares	Value ($)
iShares MSCI Emerging Markets ETF (Cost $3,953,362)	65,000	4,446,650

Non-Convertible Corporate Bonds - 28.8%
		Principal Amount (a)	Value ($)
ANGOLA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Azule Energy Finance Plc 8.25% 1/22/2031 (c)		1,780,000	1,781,691
Sonangol Finance Ltd 10% 1/29/2031 (c)		4,295,000	4,337,950

TOTAL ANGOLA			6,119,641
ARGENTINA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Argentina SA 9.5% 7/18/2031 (c)		1,235,000	1,337,974
AZERBAIJAN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
State Oil Co of the Azerbaijan Republic 6.57% 7/7/2056 (g)		1,630,000	1,630,000
BAHRAIN - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Bapco Energies BSC Closed 7.5% 10/25/2027 (c)		6,889,000	6,913,112
Bapco Energies BSC Closed 8.375% 11/7/2028 (c)		1,470,000	1,497,930

TOTAL BAHRAIN			8,411,042
BRAZIL - 2.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc 4.9% 1/15/2033		2,335,000	2,274,290
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.4%
Minerva Luxembourg SA 4.375% 3/18/2031 (c)		1,335,000	1,176,642
Minerva Luxembourg SA 7.5% 4/22/2036 (c)		1,140,000	1,087,275
Minerva Luxembourg SA 8.875% 9/13/2033 (c)		2,535,000	2,623,725
NBM US Holdings Inc 6.625% 8/6/2029 (c)		2,270,000	2,264,552
			7,152,194
Food Products - 0.1%
Marb Bondco PLC 3.95% 1/29/2031 (c)		2,430,000	2,141,365
TOTAL CONSUMER STAPLES			9,293,559
Energy - 0.5%
Energy Equipment & Services - 0.2%
Guara Norte Sarl 5.198% 6/15/2034 (c)		1,408,160	1,364,507
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		2,496,652	2,750,712
			4,115,219
Oil, Gas & Consumable Fuels - 0.3%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (c)		2,532,421	2,386,680
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (c)		2,785,000	2,729,300
			5,115,980
TOTAL ENERGY			9,231,199
Industrials - 0.2%
Aerospace & Defense - 0.1%
Embraer Netherlands Finance BV 5.4% 1/9/2038		2,000,000	1,931,284
Marine Transportation - 0.1%
Yinson Bergenia Production BV 8.498% 1/31/2045 (c)		1,021,235	1,092,180
TOTAL INDUSTRIALS			3,023,464
Materials - 0.9%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% (c)(e)		1,495,000	635,226
Braskem Netherlands Finance BV 7.25% (c)(e)		2,170,000	1,285,725
Braskem Netherlands Finance BV 8% (c)(e)		1,345,000	800,544
			2,721,495
Metals & Mining - 0.6%
CSN Resources SA 8.875% 12/5/2030 (c)		1,630,000	1,208,645
Nexa Resources SA 6.6% 4/8/2037 (c)		1,600,000	1,660,784
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)		5,842,451	5,874,584
Usiminas International Sarl 7.5% 1/27/2032 (c)		2,100,000	2,176,125
			10,920,138
Paper & Forest Products - 0.2%
LD Celulose International GmbH 7.95% 1/26/2032 (c)		2,710,000	2,832,221
TOTAL MATERIALS			16,473,854
Utilities - 0.1%
Water Utilities - 0.1%
Aegea Finance Sarl 7.625% 1/20/2036 (c)		2,500,000	2,090,375
TOTAL BRAZIL			42,386,741
CHILE - 1.9%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)		1,215,000	1,239,998
Empresa Nacional del Petroleo 6.15% 5/10/2033 (c)		1,885,000	1,958,704
TOTAL ENERGY			3,198,702
Materials - 1.6%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (b)(c)		2,695,000	2,672,766
Metals & Mining - 1.5%
Antofagasta PLC 5.625% 9/9/2035 (c)		1,500,000	1,523,070
Antofagasta PLC 5.625% 5/13/2032 (c)		4,790,000	4,901,224
Corp Nacional del Cobre de Chile 3% 9/30/2029 (c)		2,000,000	1,884,080
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (c)		1,645,000	1,546,345
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (c)		1,865,000	1,190,075
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (c)		3,765,000	2,628,629
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (c)		1,970,000	1,596,291
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (c)		1,575,000	1,562,983
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (c)		1,655,000	1,634,395
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (c)		955,000	984,710
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (c)		1,730,000	1,770,223
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (c)		1,160,000	1,218,812
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		1,860,000	1,978,389
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (c)		1,905,000	2,047,494
			26,466,720
TOTAL MATERIALS			29,139,486
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (c)		1,104,581	1,118,830
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (c)		894,400	921,679
TOTAL UTILITIES			2,040,509
TOTAL CHILE			34,378,697
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV 3.832% 2/8/2051 (c)		1,590,000	1,065,300
Prosus NV 4.027% 8/3/2050 (c)		2,950,000	2,079,750
Prosus NV 4.193% 1/19/2032 (c)		3,505,000	3,344,681

TOTAL CHINA			6,489,731
COLOMBIA - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (c)		2,150,000	2,039,812
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Ecopetrol SA 4.625% 11/2/2031		2,660,000	2,441,082
Ecopetrol SA 8.375% 1/19/2036		4,725,000	5,084,100
Ecopetrol SA 8.875% 1/13/2033		5,635,000	6,170,325
Geopark Ltd 5.5% 1/17/2027 (c)		2,685,000	2,634,656
Geopark Ltd 8.75% 1/31/2030 (c)		2,545,000	2,538,638
TOTAL ENERGY			18,868,801
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (c)		3,465,000	3,603,600
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (c)		5,419,259	5,109,115
Termocandelaria Power SA 7.75% 9/17/2031 (c)		2,475,000	2,555,091
TOTAL UTILITIES			7,664,206
TOTAL COLOMBIA			32,176,419
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (c)		2,305,000	2,330,816
COSTA RICA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (c)		2,080,000	2,177,552
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (c)		3,825,000	3,902,150
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (c)	EUR	670,000	777,561
Czechoslovak Group AS 6.5% 1/10/2031 (c)		2,185,000	2,216,587

TOTAL CZECH REPUBLIC			2,994,148
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (c)		1,825,000	1,904,607
GEORGIA - 0.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Silk Road Group Holding LLC 7.5% 9/15/2030 (c)		3,265,000	3,277,244
Financials - 0.1%
Banks - 0.1%
Bank of Georgia JSC 6.5% 6/3/2031 (c)		1,665,000	1,661,045
Industrials - 0.2%
Ground Transportation - 0.2%
Georgian Railway JSC 4% 6/17/2028 (c)		3,995,000	3,848,304
TOTAL GEORGIA			8,786,593
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		875,000	831,163
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		5,760,000	4,695,840

TOTAL GHANA			5,527,003
GUATEMALA - 0.7%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
CT Trust 5.125% 2/3/2032 (c)		3,975,000	3,781,816
Millicom International Cellular SA 4.5% 4/27/2031 (c)		2,050,000	1,906,500
Millicom International Cellular SA 7.375% 4/2/2032 (c)		1,650,000	1,695,078
TOTAL COMMUNICATION SERVICES			7,383,394
Utilities - 0.3%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (c)		2,155,000	2,148,319
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (c)		2,970,000	2,941,815
TOTAL UTILITIES			5,090,134
TOTAL GUATEMALA			12,473,528
HUNGARY - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (g)		1,280,000	1,337,600
MVM Energetika Zrt 7.5% 6/9/2028 (g)		330,000	343,675

TOTAL HUNGARY			1,681,275
INDIA - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (c)		1,365,000	1,381,011
INDONESIA - 0.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (c)		3,730,000	3,743,988
Pertamina Persero PT 4.175% 1/21/2050 (c)		2,985,000	2,287,256
TOTAL ENERGY			6,031,244
Materials - 0.3%
Metals & Mining - 0.3%
Freeport Indonesia PT 4.763% 4/14/2027 (c)		1,225,000	1,224,557
Freeport Indonesia PT 5.315% 4/14/2032 (c)		2,085,000	2,075,492
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (c)		2,955,000	2,976,276
TOTAL MATERIALS			6,276,325
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (c)		1,140,000	1,140,000
TOTAL INDONESIA			13,447,569
ISRAEL - 0.8%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(g)		3,530,000	3,491,706
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(g)		1,265,000	1,213,952
Energean Israel Finance Ltd 8.5% 9/30/2033 (c)(g)		935,000	985,366
Leviathan Bond Ltd 6.5% 6/30/2027 (c)(g)		2,590,000	2,599,814
Leviathan Bond Ltd 6.75% 6/30/2030 (c)(g)		1,220,000	1,253,954
TOTAL ENERGY			9,544,792
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM 5.252% 1/14/2033 (c)(g)		1,745,000	1,727,017
Bank Leumi Le-Israel BM 5.7398% 9/9/2036 (b)(c)(g)		2,420,000	2,406,232
TOTAL FINANCIALS			4,133,249
TOTAL ISRAEL			13,678,041
JAMAICA - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (c)		1,298,657	1,305,813
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (c)		2,820,000	2,775,895

TOTAL JAMAICA			4,081,708
KAZAKHSTAN - 0.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		2,010,000	1,824,035
KazMunayGas National Co JSC 6.375% 10/24/2048 (c)		1,400,000	1,402,660
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (c)		2,570,000	2,382,390
TOTAL ENERGY			5,609,085
Financials - 0.1%
Financial Services - 0.1%
Development Bank of Kazakhstan JSC 16.95% 5/8/2029 (c)	KZT	591,500,000	1,235,238
TOTAL KAZAKHSTAN			6,844,323
MALAYSIA - 0.5%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (c)		3,610,000	3,252,610
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petronas Capital Ltd 3.404% 4/28/2061 (c)		5,315,000	3,566,020
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (c)		3,090,000	3,067,195
TOTAL MALAYSIA			9,885,825
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (c)		1,685,000	1,707,663
MEXICO - 3.5%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (e)(g)		10,535,000	3,581,899
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (c)		830,000	828,589
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (c)		955,000	939,362
Petroleos Mexicanos 10% 2/7/2033		700,000	824,950
Petroleos Mexicanos 6.5% 6/2/2041		2,250,000	2,014,965
Petroleos Mexicanos 6.625% 6/15/2035		14,146,000	13,694,035
Petroleos Mexicanos 6.7% 2/16/2032		4,827,000	4,863,251
Petroleos Mexicanos 6.75% 9/21/2047		7,877,000	6,733,417
Petroleos Mexicanos 6.95% 1/28/2060		5,995,000	5,071,770
Petroleos Mexicanos 7.69% 1/23/2050		7,493,000	6,983,326
TOTAL ENERGY			41,953,665
Financials - 0.2%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (b)(c)		1,080,000	1,066,500
Capital Markets - 0.2%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (c)		3,100,000	3,104,693
TOTAL FINANCIALS			4,171,193
Materials - 0.3%
Chemicals - 0.3%
Orbia Advance Corp SAB de CV 5.875% 9/17/2044 (c)		2,500,000	1,979,449
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (c)		3,975,000	3,952,393
TOTAL MATERIALS			5,931,842
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (c)		2,780,708	2,930,171
Saavi Energia Sarl 8.875% 2/10/2035 (c)		4,410,000	4,824,540
TOTAL UTILITIES			7,754,711
TOTAL MEXICO			63,393,310
MOROCCO - 0.4%
Materials - 0.4%
Chemicals - 0.4%
OCP SA 5.125% 6/23/2051 (c)		3,000,000	2,418,750
OCP SA 6.875% 4/25/2044 (c)		3,000,000	3,054,375
OCP SA 7.5% 5/2/2054 (c)		930,000	1,008,074

TOTAL MOROCCO			6,481,199
NIGERIA - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (c)		944,000	939,525
IHS Holding Ltd 7.875% 5/29/2030 (c)		2,780,000	2,858,174
TOTAL COMMUNICATION SERVICES			3,797,699
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (c)		1,024,338	1,024,338
Materials - 0.2%
Chemicals - 0.2%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (c)		2,855,000	2,876,413
TOTAL NIGERIA			7,698,450
PAKISTAN - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Veon Midco BV 6.95% 6/1/2031 (c)		1,670,000	1,667,172
Veon Midco BV 7.45% 6/1/2033 (c)		1,765,000	1,762,397

TOTAL PAKISTAN			3,429,569
PANAMA - 0.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		3,275,000	3,250,503
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (c)		4,955,000	4,726,711
TOTAL COMMUNICATION SERVICES			7,977,214
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (c)		1,230,000	1,037,972
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Generadora de Gatun SA 6.874% 9/30/2044 (c)		1,270,000	1,312,355
TOTAL PANAMA			10,327,541
PERU - 0.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
InRetail Shopping Malls 5.65% 10/16/2032 (c)		2,265,000	2,248,352
Materials - 0.6%
Metals & Mining - 0.6%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (c)		4,710,000	4,832,413
Volcan Cia Minera SAA 8.5% 10/28/2032 (c)		5,985,000	6,169,937
TOTAL MATERIALS			11,002,350
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (c)		1,685,000	1,692,599
TOTAL PERU			14,943,301
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (c)		3,890,000	4,030,429
QATAR - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
QatarEnergy 2.25% 7/12/2031 (c)		3,295,000	2,927,673
QatarEnergy 3.125% 7/12/2041 (c)		5,805,000	4,391,831
QatarEnergy 3.3% 7/12/2051 (c)		7,160,000	4,904,600

TOTAL QATAR			12,224,104
SAUDI ARABIA - 3.2%
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (c)		6,653,624	6,021,530
Green Palm Bidco Sarl 5.9573% 6/30/2041 (c)		1,080,000	1,093,500
Green Palm Bidco Sarl 6.4623% 6/30/2046 (c)		2,065,000	2,092,774
Saudi Arabian Oil Co 2.25% 11/24/2030 (c)		4,120,000	3,685,340
Saudi Arabian Oil Co 3.25% 11/24/2050 (c)		4,170,000	2,731,559
Saudi Arabian Oil Co 3.5% 4/16/2029 (c)		3,899,000	3,760,211
Saudi Arabian Oil Co 4.25% 4/16/2039 (c)		11,775,000	10,376,719
Saudi Arabian Oil Co 4.375% 4/16/2049 (c)		3,671,000	2,945,978
Saudi Arabian Oil Co 5.875% 7/17/2064 (c)		2,630,000	2,466,835
Saudi Arabian Oil Co 6.375% 6/2/2055 (c)		3,325,000	3,389,771
TOTAL ENERGY			38,564,217
Financials - 0.3%
Financial Services - 0.3%
Gaci First Investment Co 5.125% 2/14/2053 (g)		1,040,000	898,425
Gaci First Investment Co 5.625% 7/29/2034 (g)		3,570,000	3,647,576
TOTAL FINANCIALS			4,546,001
Industrials - 0.6%
Construction & Engineering - 0.6%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (c)		2,900,000	2,961,364
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		2,330,000	2,376,600
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (c)		2,260,000	2,339,846
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (c)		1,685,000	1,781,668
TMS Issuer Sarl 5.78% 8/23/2032 (c)		1,670,000	1,711,228
TOTAL INDUSTRIALS			11,170,706
Materials - 0.2%
Chemicals - 0.2%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (c)		1,855,000	1,824,856
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (c)		2,005,000	2,014,664
TOTAL MATERIALS			3,839,520
TOTAL SAUDI ARABIA			58,120,444
SERBIA - 0.3%
Consumer Discretionary - 0.3%
Distributors - 0.3%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (c)		4,555,000	4,561,833
SOUTH AFRICA - 0.9%
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (c)		2,125,000	2,206,175
Materials - 0.5%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026		3,705,000	3,689,884
Sasol Financing USA LLC 8.75% 4/10/2033 (c)		1,060,000	1,097,100
Sasol Financing USA LLC 8.75% 5/3/2029 (c)		4,505,000	4,687,903
TOTAL MATERIALS			9,474,887
Utilities - 0.3%
Electric Utilities - 0.3%
Eskom Holdings 6.35% 8/10/2028 (c)		3,515,000	3,577,611
Eskom Holdings 8.45% 8/10/2028 (c)		1,310,000	1,378,801
TOTAL UTILITIES			4,956,412
TOTAL SOUTH AFRICA			16,637,474
TURKEY - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (c)		1,600,000	1,589,472
Financials - 0.7%
Banks - 0.7%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (b)(c)		4,500,000	4,556,250
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (c)		2,315,000	2,289,280
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (c)		2,840,000	2,769,000
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (c)		2,970,000	2,910,600
TOTAL FINANCIALS			12,525,130
Materials - 0.1%
Construction Materials - 0.1%
Limak Cimento Sanayi ve Ticaret AS 9.75% 7/25/2029 (c)		1,700,000	1,718,870
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Aydem Yenilenebilir Enerji AS 9.875% 9/30/2030 (c)		2,000,000	1,985,000
TOTAL TURKEY			17,818,472
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (c)		1,441,937	1,277,555
UNITED ARAB EMIRATES - 2.1%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (c)		4,215,000	3,796,134
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (c)		8,100,000	7,075,917
TOTAL ENERGY			10,872,051
Financials - 0.4%
Financial Services - 0.4%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (c)		2,855,000	2,626,600
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (c)		1,390,000	1,419,385
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (c)		3,040,000	2,746,032
TOTAL FINANCIALS			6,792,017
Industrials - 0.1%
Aerospace & Defense - 0.1%
DAE Funding LLC 4.95% 1/15/2033 (c)		3,400,000	3,279,198
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Aldar Properties PJSC 5.875% 4/14/2056 (b)(c)		2,580,000	2,438,282
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(g)		3,505,000	3,480,745
Alpha Star Holding IX Ltd 7% 8/26/2028 (g)		2,700,000	2,682,261
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (g)		2,270,000	2,284,188
Sobha Sukuk Ltd 8.75% 7/17/2028 (g)		1,610,000	1,638,980
TOTAL REAL ESTATE			12,524,456
Utilities - 0.3%
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (c)		2,460,000	1,921,506
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (c)		2,850,000	2,721,750
TOTAL UTILITIES			4,643,256
TOTAL UNITED ARAB EMIRATES			38,110,978
UNITED STATES - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
J&F Luxembourg Finance SARL 8% 4/23/2033 (c)		1,110,000	1,062,478
Materials - 0.1%
Containers & Packaging - 0.1%
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (c)		1,135,000	1,141,420
TOTAL UNITED STATES			2,203,898
UZBEKISTAN - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Navoi Mining & Metallurgical Co 6.7% 10/17/2028 (c)		1,595,000	1,637,367
Navoi Mining & Metallurgical Co 6.75% 5/14/2030 (c)		2,875,000	2,979,938
Navoi Mining & Metallurgical Co 6.95% 10/17/2031 (c)		3,010,000	3,175,550
Navoiyuran State Enterprise 6.7% 7/2/2030 (c)		3,185,000	3,244,718

TOTAL UZBEKISTAN			11,037,573
VENEZUELA - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Petroleos de Venezuela SA 12.75% (c)(e)		3,065,000	1,543,228
Petroleos de Venezuela SA 5.375% (e)(g)		11,115,000	4,073,648
Petroleos de Venezuela SA 5.5% (e)(g)		3,475,000	1,274,890
Petroleos de Venezuela SA 6% (c)(e)		15,840,000	5,959,958
Petroleos de Venezuela SA 6% (c)(e)		4,980,000	1,865,010
Petroleos de Venezuela SA 9% (e)(g)		4,000,000	1,734,000
Petroleos de Venezuela SA 9.75% (c)(e)		12,585,000	5,597,808

TOTAL VENEZUELA			22,048,542
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (c)		1,340,421	1,321,496
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.375% 2/15/2036 (c)		2,000,000	1,960,880
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $537,017,037)			523,361,105

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (d)(g)	910,000	910,708
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Credito e Inversiones SA 7.5% (b)(c)(d)	1,775,000	1,915,442
Banco de Credito e Inversiones SA 8.75% (b)(c)(d)	1,745,000	1,926,593

TOTAL CHILE		3,842,035
MEXICO - 0.8%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(c)(d)	3,300,000	3,359,120
Banco Mercantil del Norte SA/Grand Cayman 8% (b)(c)(d)	1,350,000	1,354,091
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(c)(d)	1,195,000	1,232,951
TOTAL FINANCIALS		5,946,162
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV 7.2% (b)(c)(d)	7,385,000	7,852,535
TOTAL MEXICO		13,798,697
MOROCCO - 0.2%
Materials - 0.2%
Chemicals - 0.2%
OCP SA 6.7405% (b)(c)(d)	2,810,000	2,832,937
OCP SA 7.3682% (b)(c)(d)	485,000	490,611

TOTAL MOROCCO		3,323,548
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(d)(e)(f)	1,625,000	81,250
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (b)(d)(g)	1,965,000	1,988,507
UNITED ARAB EMIRATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Emirates NBD Bank PJSC 4.25% (b)(d)(g)	2,000,000	1,981,209
TOTAL PREFERRED SECURITIES (Cost $26,662,763)		25,925,954

U.S. Treasury Obligations - 2.4%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12	10,474,000	7,245,471
US Treasury Bonds 3.625% 2/15/2053	4.02 to 5.06	2,106,000	1,684,142
US Treasury Bonds 4.625% 11/15/2045	5.02	8,033,000	7,715,446
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	4,389,000	4,303,963
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.87	3,633,000	3,575,525
US Treasury Notes 4% 2/28/2030	3.40	2,772,000	2,755,216
US Treasury Notes 4.125% 2/15/2036	4.33	3,000,000	2,926,875
US Treasury Notes 4.125% 3/31/2031	4.66	6,174,000	6,150,848
US Treasury Notes 4.625% 9/30/2028	4.87	4,578,000	4,622,349
US Treasury Notes 4.625% 9/30/2030	5.00	2,898,000	2,945,319
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,726,120)			43,925,154

Money Market Funds - 5.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $101,503,553)	3.69	101,483,763	101,504,059

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $1,759,586,224)	1,784,540,144
NET OTHER ASSETS (LIABILITIES) - 1.7%	30,138,512
NET ASSETS - 100.0%	1,814,678,656

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	532	9/2026	58,387,000	327,366

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 45 Index	6/2031	ICE	(1%)	Quarterly	14,800,000	(121,508)	0	(121,508)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Lunar	1D TIIE(3)	Lunar	CME	8/2026	MXN	28,000,000	2,017	0	2,017

(1)Swaps with CME Group (CME) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Represents floating rate.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,077,841,695 or 59.4% of net assets.

(d)	Security is perpetual in nature with no stated maturity date.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $79,997,603 or 4.4% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Zero coupon bond which is issued at a discount.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	133,000,429	541,164,060	572,660,760	2,047,836	(176)	506	101,504,059	101,483,763	0.2%
Total	133,000,429	541,164,060	572,660,760	2,047,836	(176)	506	101,504,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	3,107,892	822,297	2,285,595	-

Convertible Preferred Stocks
Materials	3,765,833	-	3,765,833	-

Fixed-Income Funds	4,822,000	4,822,000	-	-

Foreign Government and Government Agency Obligations	1,073,681,497	-	1,073,681,497	-

International Equity Funds	4,446,650	4,446,650	-	-

Non-Convertible Corporate Bonds
Communication Services	36,121,940	-	36,121,940	-
Consumer Discretionary	18,826,816	-	18,826,816	-
Consumer Staples	10,356,037	-	10,356,037	-
Energy	208,708,092	-	208,708,092	-
Financials	38,622,436	-	38,622,436	-
Industrials	36,613,477	-	36,613,477	-
Information Technology	1,024,338	-	1,024,338	-
Materials	117,191,185	-	117,191,185	-
Real Estate	12,524,456	-	12,524,456	-
Utilities	43,372,328	-	43,372,328	-

Preferred Securities
Consumer Staples	910,708	-	910,708	-
Financials	13,839,163	-	13,757,913	81,250
Materials	11,176,083	-	11,176,083	-

U.S. Treasury Obligations	43,925,154	-	43,925,154	-

Money Market Funds	101,504,059	101,504,059	-	-
Total Investments in Securities:	1,784,540,144	111,595,006	1,672,863,888	81,250
Derivative Instruments:

Assets
Futures Contracts	327,366	327,366	-	-
Swaps	2,017	-	2,017	-
Total Assets	329,383	327,366	2,017	-

Liabilities
Swaps	(121,508)	-	(121,508)	-
Total Liabilities	(121,508)	-	(121,508)	-
Total Derivative Instruments:	207,875	327,366	(119,491)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	-	(121,508)
Total Credit Risk	-	(121,508)
Interest Rate Risk
Futures Contracts (b)	327,366	-
Swaps (a)	2,017	-
Total Interest Rate Risk	329,383	-
Total Value of Derivatives	329,383	(121,508)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Emerging Markets Debt Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,658,082,671)	$1,683,036,085
Fidelity Central Funds (cost $101,503,553)	101,504,059

Total Investment in Securities (cost $1,759,586,224)		$1,784,540,144
Segregated cash with brokers for derivative instruments		1,308,101
Cash		2,154,148
Foreign currency held at value (cost $594,504)		593,017
Receivable for investments sold		520,443
Receivable for fund shares sold		707,250
Interest receivable		29,478,396
Distributions receivable from Fidelity Central Funds		298,844
Receivable for daily variation margin on centrally cleared swaps		12,379
Other receivables		23,570
Total assets		1,819,636,292
Liabilities
Payable for investments purchased	$3,392,326
Payable for fund shares redeemed	1,273,106
Distributions payable	2,056
Accrued management fee	817
Payable for variation margin on futures contracts	232,750
Other payables and accrued expenses	56,581
Total liabilities		4,957,636
Net Assets		$1,814,678,656
Net Assets consist of:
Paid in capital		$2,000,434,188
Total accumulated earnings (loss)		(185,755,532)
Net Assets		$1,814,678,656
Net Asset Value, offering price and redemption price per share ($1,814,678,656 ÷ 209,198,331 shares)		$8.67
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$1,022,625
Interest		51,790,370
Income from Fidelity Central Funds		2,047,836
Income before foreign taxes withheld		$54,860,831
Less foreign taxes withheld		(114,546)
Total income		54,746,285
Expenses
Custodian fees and expenses	$10,307
Independent trustees' fees and expenses	1,898
Legal	47,075
Total expenses before reductions	59,280
Expense reductions	(40,844)
Total expenses after reductions		18,436
Net Investment income (loss)		54,727,849
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,680,232)
Fidelity Central Funds	(176)
Foreign currency transactions	(24,256)
Futures contracts	(1,844,398)
Swaps	(4,720)
Total net realized gain (loss)		(8,553,782)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,659)	30,534,391
Fidelity Central Funds	506
Assets and liabilities in foreign currencies	(14,861)
Futures contracts	637,459
Swaps	(105,226)
Total change in net unrealized appreciation (depreciation)		31,052,269
Net gain (loss)		22,498,487
Net increase (decrease) in net assets resulting from operations		$77,226,336
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,727,849	$100,479,565
Net realized gain (loss)	(8,553,782)	(15,815,932)
Change in net unrealized appreciation (depreciation)	31,052,269	121,238,846
Net increase (decrease) in net assets resulting from operations	77,226,336	205,902,479
Distributions to shareholders	(47,696,037)	(92,370,464)

Share transactions
Proceeds from sales of shares	187,898,474	227,719,634
Reinvestment of distributions	47,694,247	92,332,932
Cost of shares redeemed	(82,134,361)	(183,407,920)

Net increase (decrease) in net assets resulting from share transactions	153,458,360	136,644,646
Total increase (decrease) in net assets	182,988,659	250,176,661

Net Assets
Beginning of period	1,631,689,997	1,381,513,336
End of period	$1,814,678,656	$1,631,689,997

Other Information
Shares
Sold	21,840,550	27,697,811
Issued in reinvestment of distributions	5,547,927	11,251,690
Redeemed	(9,562,778)	(22,414,373)
Net increase (decrease)	17,825,699	16,535,128

Financial Highlights
Fidelity® Series Emerging Markets Debt Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.53	$7.90	$7.75	$7.34	$9.07	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.275	.554	.496	.524	.470	.456
Net realized and unrealized gain (loss)	.105	.585	.101	.353	(1.779)	(.515)
Total from investment operations	.380	1.139	.597	.877	(1.309)	(.059)
Distributions from net investment income	(.240)	(.509)	(.447)	(.467)	(.421)	(.411)
Total distributions	(.240)	(.509)	(.447)	(.467)	(.421)	(.411)
Net asset value, end of period	$8.67	$8.53	$7.90	$7.75	$7.34	$9.07
Total Return C,D	4.51%	14.87%	7.89%	12.47%	(14.45)%	(.60)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.01%	.01%	.02%	-% H	-% H
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	6.46% G	6.80%	6.29%	7.12%	6.12%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,814,679	$1,631,690	$1,381,513	$1,285,651	$1,160,867	$1,442,565
Portfolio turnover rate I	23 % G	24%	18%	22%	27%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Emerging Markets Debt Local Currency Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 87.2%
		Principal Amount (a)	Value ($)
BRAZIL - 8.5%
Brazilian Federative Republic 10% 1/1/2027	BRL	38,000,000	7,229,389
Brazilian Federative Republic 10% 1/1/2029	BRL	34,000,000	6,072,199
Brazilian Federative Republic 10% 1/1/2031	BRL	33,250,000	5,594,670
Brazilian Federative Republic 10% 1/1/2033	BRL	14,700,000	2,362,111
Brazilian Federative Republic 10% 1/1/2035	BRL	17,500,000	2,720,402
Brazilian Federative Republic Treasury Bills 0% 1/1/2029 (d)	BRL	11,000,000	1,533,987
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (d)	BRL	35,750,000	4,361,106
Brazilian Federative Republic Treasury Bills 0% 1/1/2032 (d)	BRL	750,000	69,853
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (d)	BRL	15,000,000	2,905,682
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (d)	BRL	17,000,000	2,896,986
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (d)	BRL	19,500,000	2,908,091
TOTAL BRAZIL			38,654,476
CHILE - 1.7%
Chilean Republic 4.7% 9/1/2030 (b)(c)	CLP	700,000,000	748,427
Chilean Republic 5% 3/1/2035	CLP	2,400,000,000	2,530,534
Chilean Republic 6% 1/1/2043	CLP	675,000,000	762,838
Chilean Republic 6% 4/1/2033 (b)(c)	CLP	3,250,000,000	3,640,596
TOTAL CHILE			7,682,395
CHINA - 4.2%
Peoples Republic of China 1.78% 9/15/2032	CNY	11,000,000	1,643,981
Peoples Republic of China 1.83% 8/25/2035	CNY	3,250,000	482,980
Peoples Republic of China 1.88% 4/25/2055	CNY	16,000,000	2,187,787
Peoples Republic of China 2.04% 11/25/2034	CNY	25,500,000	3,873,564
Peoples Republic of China 2.49% 5/25/2044	CNY	9,250,000	1,434,415
Peoples Republic of China 2.57% 5/20/2054	CNY	16,750,000	2,620,974
Peoples Republic of China 2.88% 2/25/2033	CNY	28,000,000	4,485,686
Peoples Republic of China 3.12% 10/25/2052	CNY	13,250,000	2,285,595
Peoples Republic of China 3.81% 9/14/2050	CNY	1,950,000	369,431
TOTAL CHINA			19,384,413
COLOMBIA - 4.5%
Colombian Republic 11% 8/22/2029	COP	4,250,000,000	1,203,317
Colombian Republic 11.5% 7/25/2046	COP	2,800,000,000	793,798
Colombian Republic 11.75% 1/24/2035	COP	2,000,000,000	573,946
Colombian Republic 12.75% 11/28/2040	COP	7,000,000,000	2,133,603
Colombian Republic 5.75% 11/3/2027	COP	15,700,000,000	4,216,979
Colombian Republic 7% 3/26/2031	COP	5,000,000,000	1,202,654
Colombian Republic 7% 6/30/2032	COP	19,800,000,000	4,585,567
Colombian Republic 7.25% 10/18/2034	COP	12,750,000,000	2,824,309
Colombian Republic 7.25% 10/26/2050	COP	7,000,000,000	1,302,304
Colombian Republic 9.25% 5/28/2042	COP	7,400,000,000	1,756,927
TOTAL COLOMBIA			20,593,404
CZECH REPUBLIC - 4.8%
Czech Republic 0.95% 5/15/2030 (c)	CZK	175,750,000	7,381,345
Czech Republic 1.2% 3/13/2031	CZK	201,120,000	8,343,308
Czech Republic 1.5% 4/24/2040	CZK	21,500,000	676,241
Czech Republic 1.75% 6/23/2032	CZK	16,000,000	657,716
Czech Republic 1.95% 7/30/2037	CZK	13,500,000	488,166
Czech Republic 2% 10/13/2033	CZK	55,500,000	2,228,579
Czech Republic 3.5% 5/30/2035	CZK	26,000,000	1,135,875
Czech Republic 3.6% 6/3/2036	CZK	26,060,000	1,134,034
TOTAL CZECH REPUBLIC			22,045,264
DOMINICAN REPUBLIC - 0.4%
Dominican Republic 10.75% 6/1/2036 (c)	DOP	51,000,000	919,951
Dominican Republic 13.625% 2/3/2033 (b)	DOP	38,500,000	768,160
TOTAL DOMINICAN REPUBLIC			1,688,111
EGYPT - 0.8%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	36,000,000	653,126
Arab Republic of Egypt 16.1% 5/7/2029	EGP	12,000,000	203,581
Arab Republic of Egypt Treasury Bills 0% 12/1/2026 (d)	EGP	52,000,000	959,582
Arab Republic of Egypt Treasury Bills 0% 3/30/2027 (d)	EGP	65,000,000	1,117,807
Arab Republic of Egypt Treasury Bills 0% 7/14/2026 (d)	EGP	28,000,000	565,471
TOTAL EGYPT			3,499,567
HUNGARY - 3.0%
Hungary Government 2% 5/23/2029	HUF	275,000,000	813,084
Hungary Government 2.25% 4/20/2033	HUF	990,000,000	2,680,954
Hungary Government 3% 10/27/2038	HUF	310,000,000	808,834
Hungary Government 3% 8/21/2030	HUF	250,000,000	742,837
Hungary Government 3.25% 10/22/2031	HUF	110,000,000	324,349
Hungary Government 4.75% 11/24/2032	HUF	255,000,000	806,144
Hungary Government 6.75% 10/22/2028	HUF	1,313,000,000	4,367,431
Hungary Government 6.75% 7/23/2031	HUF	653,000,000	2,253,816
Hungary Government 7% 10/24/2035	HUF	225,000,000	823,364
TOTAL HUNGARY			13,620,813
INDIA - 7.8%
Republic of India 6.48% 10/6/2035	INR	295,000,000	3,062,730
Republic of India 6.54% 1/17/2032	INR	264,000,000	2,788,781
Republic of India 6.67% 12/17/2050	INR	475,000,000	4,641,845
Republic of India 6.79% 10/7/2034	INR	540,000,000	5,732,919
Republic of India 7.1% 4/18/2029	INR	85,000,000	917,924
Republic of India 7.1% 4/8/2034	INR	175,000,000	1,891,859
Republic of India 7.17% 4/17/2030	INR	94,500,000	1,025,285
Republic of India 7.18% 7/24/2037	INR	421,500,000	4,577,994
Republic of India 7.18% 8/14/2033	INR	355,000,000	3,855,255
Republic of India 7.26% 2/6/2033	INR	100,000,000	1,090,926
Republic of India 7.26% 8/22/2032	INR	55,000,000	600,460
Republic of India 7.3% 6/19/2053	INR	279,500,000	2,943,659
Republic of India 7.32% 11/13/2030	INR	136,500,000	1,491,640
Republic of India 7.38% 6/20/2027	INR	90,000,000	965,885
TOTAL INDIA			35,587,162
INDONESIA - 7.9%
Indonesia Government 6.375% 4/15/2032	IDR	37,500,000,000	2,018,675
Indonesia Government 6.5% 2/15/2031	IDR	65,000,000,000	3,535,379
Indonesia Government 6.5% 7/15/2030	IDR	46,750,000,000	2,555,823
Indonesia Government 6.625% 2/15/2034	IDR	89,000,000,000	4,810,816
Indonesia Government 6.75% 7/15/2035	IDR	31,000,000,000	1,682,583
Indonesia Government 6.875% 4/15/2029	IDR	5,500,000,000	304,992
Indonesia Government 7% 2/15/2033	IDR	29,000,000,000	1,605,705
Indonesia Government 7% 9/15/2030	IDR	16,250,000,000	902,584
Indonesia Government 7.125% 6/15/2038	IDR	15,500,000,000	858,218
Indonesia Government 7.125% 6/15/2042	IDR	28,750,000,000	1,586,235
Indonesia Government 7.125% 6/15/2043	IDR	11,000,000,000	607,830
Indonesia Government 7.125% 8/15/2040	IDR	32,000,000,000	1,774,497
Indonesia Government 7.5% 4/15/2040	IDR	58,250,000,000	3,319,729
Indonesia Government 8.25% 5/15/2029	IDR	91,500,000,000	5,252,900
Indonesia Government 8.25% 5/15/2036	IDR	51,000,000,000	3,056,292
Indonesia Government 8.375% 3/15/2034	IDR	34,788,000,000	2,076,303
TOTAL INDONESIA			35,948,561
MALAYSIA - 4.9%
Malaysia Government 3.476% 7/2/2035	MYR	9,500,000	2,299,953
Malaysia Government 3.757% 5/22/2040	MYR	250,000	60,171
Malaysia Government 3.828% 7/5/2034	MYR	13,800,000	3,428,988
Malaysia Government 4.054% 4/18/2039	MYR	4,000,000	997,601
Malaysia Government 4.065% 6/15/2050	MYR	17,000,000	4,161,317
Malaysia Government 4.18% 5/16/2044	MYR	11,750,000	2,956,829
Malaysia Government 4.457% 3/31/2053	MYR	4,500,000	1,167,092
Malaysia Government 4.696% 10/15/2042	MYR	12,700,000	3,393,247
Malaysia Government 4.736% 3/15/2046	MYR	4,500,000	1,212,632
Malaysia Government 4.762% 4/7/2037	MYR	8,750,000	2,332,148
Malaysia Government 4.893% 6/8/2038	MYR	2,000,000	538,570
TOTAL MALAYSIA			22,548,548
MEXICO - 10.5%
United Mexican States 10% 11/20/2036	MXN	10,000,000	608,200
United Mexican States 7% 9/3/2026	MXN	99,250,000	5,678,831
United Mexican States 7.5% 5/26/2033	MXN	113,000,000	6,031,276
United Mexican States 7.5% 6/3/2027	MXN	38,250,000	2,196,452
United Mexican States 7.75% 11/13/2042	MXN	120,000,000	5,856,721
United Mexican States 7.75% 11/23/2034	MXN	100,500,000	5,341,773
United Mexican States 8% 2/21/2036	MXN	8,500,000	453,259
United Mexican States 8% 7/31/2053	MXN	104,000,000	5,035,488
United Mexican States 8.5% 11/18/2038	MXN	26,000,000	1,396,380
United Mexican States 8.5% 2/28/2030	MXN	18,000,000	1,036,695
United Mexican States 8.5% 5/31/2029	MXN	249,750,000	14,479,430
TOTAL MEXICO			48,114,505
PERU - 1.9%
Peruvian Republic 5.35% 8/12/2040	PEN	2,250,000	572,419
Peruvian Republic 5.4% 8/12/2034	PEN	1,850,000	527,552
Peruvian Republic 6.15% 8/12/2032	PEN	3,750,000	1,185,918
Peruvian Republic 6.85% 8/12/2035 (b)(c)	PEN	8,500,000	2,610,393
Peruvian Republic 6.9% 8/12/2037	PEN	4,250,000	1,270,241
Peruvian Republic 6.95% 8/12/2031	PEN	2,500,000	830,551
Peruvian Republic 7.3% 8/12/2033 (b)(c)	PEN	1,750,000	572,160
Peruvian Republic 7.6% 8/12/2039 (b)(c)	PEN	3,250,000	1,017,593
TOTAL PERU			8,586,827
POLAND - 7.3%
Republic of Poland 1.25% 10/25/2030	PLN	16,700,000	3,882,168
Republic of Poland 1.75% 4/25/2032	PLN	13,000,000	2,933,423
Republic of Poland 2.75% 10/25/2029	PLN	6,450,000	1,635,013
Republic of Poland 2.75% 4/25/2028	PLN	14,000,000	3,643,794
Republic of Poland 4.5% 7/25/2030	PLN	15,250,000	4,056,900
Republic of Poland 5% 1/25/2030	PLN	22,400,000	6,076,398
Republic of Poland 5% 10/25/2034	PLN	15,750,000	4,155,299
Republic of Poland 5% 10/25/2035	PLN	14,250,000	3,725,501
Republic of Poland 6% 10/25/2033	PLN	11,500,000	3,242,511
TOTAL POLAND			33,351,007
ROMANIA - 3.5%
Romanian Republic 3.65% 9/24/2031	RON	4,500,000	859,247
Romanian Republic 4.25% 4/28/2036	RON	2,500,000	449,163
Romanian Republic 4.75% 10/11/2034	RON	12,750,000	2,445,189
Romanian Republic 4.85% 7/25/2029	RON	5,250,000	1,095,525
Romanian Republic 5% 2/12/2029	RON	23,450,000	4,948,501
Romanian Republic 6.7% 2/25/2032	RON	5,750,000	1,257,029
Romanian Republic 6.85% 7/29/2030	RON	8,750,000	1,927,497
Romanian Republic 7.2% 10/30/2033	RON	10,500,000	2,356,832
Romanian Republic 7.65% 7/27/2031	RON	3,500,000	797,566
TOTAL ROMANIA			16,136,549
SOUTH AFRICA - 7.5%
South African Republic 11.625% 3/31/2053	ZAR	17,000,000	1,328,379
South African Republic 6.25% 3/31/2036	ZAR	49,500,000	2,588,196
South African Republic 7% 2/28/2031	ZAR	43,750,000	2,578,706
South African Republic 8% 1/31/2030	ZAR	42,250,000	2,600,135
South African Republic 8.25% 3/31/2032	ZAR	32,250,000	1,989,277
South African Republic 8.5% 1/31/2037	ZAR	80,000,000	4,860,061
South African Republic 8.75% 1/31/2044	ZAR	46,000,000	2,755,647
South African Republic 8.75% 2/28/2048	ZAR	109,750,000	6,581,700
South African Republic 8.875% 2/28/2035	ZAR	126,000,000	7,967,596
South African Republic 9% 1/31/2040	ZAR	18,000,000	1,110,547
TOTAL SOUTH AFRICA			34,360,244
THAILAND - 4.8%
Kingdom of Thailand 1.585% 12/17/2035	THB	127,750,000	3,687,362
Kingdom of Thailand 1.6% 6/17/2035	THB	222,350,000	6,453,520
Kingdom of Thailand 2% 6/17/2042	THB	95,000,000	2,581,819
Kingdom of Thailand 2.875% 6/17/2046	THB	44,400,000	1,312,090
Kingdom of Thailand 3.3% 6/17/2038	THB	15,750,000	521,381
Kingdom of Thailand 3.39% 6/17/2037	THB	72,500,000	2,429,304
Kingdom of Thailand 3.45% 6/17/2043	THB	121,500,000	3,923,451
Kingdom of Thailand 3.775% 6/25/2032	THB	35,000,000	1,174,242
TOTAL THAILAND			22,083,169
TURKEY - 2.8%
Turkish Republic 10.5% 8/11/2027	TRY	27,500,000	454,243
Turkish Republic 17.3% 7/19/2028	TRY	35,500,000	557,467
Turkish Republic 17.8% 7/13/2033	TRY	23,500,000	318,044
Turkish Republic 26.2% 10/5/2033	TRY	47,000,000	862,492
Turkish Republic 30% 9/12/2029	TRY	67,000,000	1,291,631
Turkish Republic 31.08% 11/8/2028	TRY	15,500,000	307,200
Turkish Republic 36% 8/12/2026	TRY	270,000,000	5,774,934
Turkish Republic 37.84% 7/14/2027	TRY	157,500,000	3,387,451
TOTAL TURKEY			12,953,462
URUGUAY - 0.1%
Uruguay Republic 9.75% 7/20/2033	UYU	34,298,120	948,733
UZBEKISTAN - 0.3%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	13,410,000,000	1,191,854
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $388,543,629)			398,979,064

Non-Convertible Corporate Bonds - 3.5%
		Principal Amount (a)	Value ($)
GEORGIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of Georgia JSC 11.5% 11/17/2028 (b)	GEL	3,240,000	1,236,317
MULTI-NATIONAL - 3.3%
Financials - 3.3%
Banks - 2.4%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	234,500,000	2,460,956
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	377,000,000	3,897,220
Inter-American Development Bank 5.1% 11/17/2026	IDR	15,000,000,000	832,047
Inter-American Development Bank 7% 1/25/2029	INR	280,000,000	2,926,170
Inter-American Development Bank 7.35% 10/6/2030	INR	50,000,000	526,602
			10,642,995
Financial Services - 0.9%
International Bank for Reconstruction & Development 1.9% 9/25/2029	CNY	9,000,000	1,333,241
International Bank for Reconstruction & Development 10% 9/16/2026	KZT	550,000,000	1,134,090
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	176,500,000	1,841,799
			4,309,130
TOTAL MULTI-NATIONAL			14,952,125
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $17,409,140)			16,188,442

U.S. Treasury Obligations - 0.5%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $2,285,156)	3.62	2,295,000	2,284,997

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $30,505,222)	3.69	30,499,224	30,505,324

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $438,743,147)	447,957,827
NET OTHER ASSETS (LIABILITIES) - 2.1%	9,444,108
NET ASSETS - 100.0%	457,401,935

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	11,352,000	USD	2,212,219	Goldman Sachs Bank USA	8/2026	(31,123)
CLP	1,081,216,000	USD	1,216,093	Bank of America NA	8/2026	(42,689)
CNY	13,076,000	USD	1,923,747	BNP Paribas SA	8/2026	7,928
CNY	113,484,000	USD	16,722,022	Goldman Sachs Bank USA	8/2026	42,607
COP	3,761,400,000	USD	995,646	Citibank NA	8/2026	96,059
COP	8,341,300,000	USD	2,406,996	Citibank NA	8/2026	13,975
COP	1,261,000,000	USD	328,475	Citibank NA	8/2026	37,516
EUR	979,000	USD	1,145,621	Goldman Sachs Bank USA	8/2026	(25,421)
HUF	334,684,000	USD	1,077,183	Citibank NA	8/2026	(3,953)
HUF	330,635,000	USD	1,083,498	Royal Bank of Canada	8/2026	(23,252)
HUF	400,336,000	USD	1,310,037	State Street Bank & Trust Co	8/2026	(26,281)
IDR	12,615,700,000	USD	701,898	Bank of America NA	8/2026	1,579
IDR	24,084,900,000	USD	1,344,999	Citibank NA	8/2026	(1,977)
IDR	45,926,900,000	USD	2,577,267	HSBC Bank USA NA	8/2026	(16,291)
IDR	37,893,000,000	USD	2,119,414	JPMorgan Chase Bank NA	8/2026	(6,424)
INR	171,908,000	USD	1,804,289	Citibank NA	8/2026	6,361
INR	82,769,000	USD	874,853	Goldman Sachs Bank USA	8/2026	(3,075)
INR	264,037,000	USD	2,768,757	Goldman Sachs Bank USA	8/2026	12,257
INR	132,494,000	USD	1,388,244	JPMorgan Chase Bank NA	8/2026	7,272
KRW	1,727,400,000	USD	1,156,891	Bank of America NA	8/2026	(40,194)
KRW	1,771,000,000	USD	1,185,956	Bank of America NA	8/2026	(41,074)
KRW	3,494,500,000	USD	2,280,871	Bank of America NA	8/2026	(21,813)
KRW	3,364,400,000	USD	2,300,602	Goldman Sachs Bank USA	8/2026	(125,648)
KZT	515,100,000	USD	1,082,652	Goldman Sachs Bank USA	8/2026	(17,676)
KZT	556,764,000	USD	1,124,208	Goldman Sachs Bank USA	8/2026	26,909
KZT	555,773,000	USD	1,123,341	JPMorgan Chase Bank NA	8/2026	25,727
MXN	28,724,000	USD	1,638,522	Bank of America NA	8/2026	(692)
MXN	10,893,000	USD	630,640	HSBC Bank USA NA	8/2026	(9,525)
MXN	17,533,000	USD	1,002,121	JPMorgan Chase Bank NA	8/2026	(2,397)
MXN	19,650,000	USD	1,125,662	JPMorgan Chase Bank NA	8/2026	(5,227)
MXN	21,895,000	USD	1,251,385	State Street Bank & Trust Co	8/2026	(2,941)
MXN	14,502,000	USD	837,310	State Street Bank & Trust Co	8/2026	(10,413)
MYR	76,580,000	USD	19,596,203	Goldman Sachs Bank USA	8/2026	(835,100)
NZD	1,942,000	USD	1,165,175	Bank of America NA	8/2026	(60,912)
PLN	4,110,000	USD	1,132,542	Bank of America NA	8/2026	(40,038)
PLN	19,807,000	USD	5,512,561	Canadian Imperial Bank of Commerce	8/2026	(247,542)
PLN	4,547,000	USD	1,255,419	Goldman Sachs Bank USA	8/2026	(46,753)
RON	4,495,000	USD	988,792	Bank of America NA	8/2026	(10,401)
RON	1,926,000	USD	432,990	Bank of America NA	8/2026	(13,772)
RON	3,889,000	USD	847,030	Goldman Sachs Bank USA	8/2026	(542)
RON	993,000	USD	219,133	HSBC Bank USA NA	8/2026	(2,994)
RON	4,879,000	USD	1,073,468	JPMorgan Chase Bank NA	8/2026	(11,495)
SEK	21,251,000	USD	2,271,084	Citibank NA	8/2026	(75,272)
SEK	21,293,000	USD	2,293,448	Goldman Sachs Bank USA	8/2026	(93,297)
THB	365,543,000	USD	11,400,116	JPMorgan Chase Bank NA	8/2026	(367,514)
THB	38,596,000	USD	1,192,760	JPMorgan Chase Bank NA	8/2026	(27,879)
USD	1,133,014	AUD	1,615,000	Bank of America NA	8/2026	15,584
USD	1,148,973	AUD	1,660,000	JPMorgan Chase Bank NA	8/2026	407
USD	2,189,309	BRL	11,345,000	Bank of America NA	8/2026	9,559
USD	1,939,540	BRL	10,073,000	Goldman Sachs Bank USA	8/2026	4,183
USD	1,669,389	BRL	8,688,000	JPMorgan Chase Bank NA	8/2026	136
USD	1,568,710	BRL	7,839,000	JPMorgan Chase Bank NA	8/2026	62,578
USD	1,128,944	CAD	1,572,000	Citibank NA	8/2026	18,812
USD	1,189,148	CAD	1,660,000	JPMorgan Chase Bank NA	8/2026	16,872
USD	496,747	CLP	441,976,000	Citibank NA	8/2026	17,087
USD	713,040	CLP	639,240,000	HSBC Bank USA NA	8/2026	19,296
USD	548,319	CNY	3,718,000	BNP Paribas SA	8/2026	(929)
USD	401,686	COP	1,386,000,000	NOMURA SECS INTERNATIONAL INC	7/2026	(3,789)
USD	1,258,681	COP	4,560,200,000	BNP Paribas SA	8/2026	(64,867)
USD	935,641	COP	3,482,100,000	JPMorgan Chase Bank NA	8/2026	(75,000)
USD	457,297	CZK	9,516,000	Bank of America NA	8/2026	9,187
USD	2,441,263	CZK	50,325,000	Bank of America NA	8/2026	71,449
USD	3,481,462	EUR	2,946,000	Royal Bank of Canada	8/2026	110,563
USD	1,149,069	GBP	866,000	Bank of America NA	8/2026	388
USD	1,071,119	HUF	330,635,000	State Street Bank & Trust Co	8/2026	10,873
USD	1,284,446	HUF	400,336,000	State Street Bank & Trust Co	8/2026	690
USD	4,020,109	IDR	70,011,800,000	Goldman Sachs Bank USA	8/2026	116,111
USD	1,136,088	ILS	3,399,000	Citibank NA	8/2026	(7,107)
USD	916,537	INR	88,432,000	Bank of America NA	8/2026	(14,888)
USD	1,024,956	INR	98,488,000	HSBC Bank USA NA	8/2026	(12,386)
USD	1,170,727	KRW	1,771,300,000	Canadian Imperial Bank of Commerce	8/2026	25,650
USD	1,126,716	KRW	1,723,200,000	HSBC Bank USA NA	8/2026	12,735
USD	2,250,934	KRW	3,495,700,000	JPMorgan Chase Bank NA	8/2026	(8,900)
USD	2,197,989	KRW	3,367,100,000	JPMorgan Chase Bank NA	8/2026	21,291
USD	1,028,472	KZT	515,100,000	Citibank NA	8/2026	(36,504)
USD	836,750	MXN	14,502,000	Bank of America NA	8/2026	9,853
USD	3,910,158	MXN	68,152,000	State Street Bank & Trust Co	8/2026	24,161
USD	2,421,968	MYR	9,746,000	Goldman Sachs Bank USA	8/2026	34,325
USD	1,135,835	NZD	1,942,000	BNP Paribas SA	8/2026	31,571
USD	1,233,714	PLN	4,506,000	Canadian Imperial Bank of Commerce	8/2026	35,946
USD	2,390,854	PLN	8,675,000	Citibank NA	8/2026	84,899
USD	1,772,634	PLN	6,519,000	JPMorgan Chase Bank NA	8/2026	39,779
USD	2,360,336	PLN	8,764,000	State Street Bank & Trust Co	8/2026	30,725
USD	1,265,434	RON	5,722,000	Bank of America NA	8/2026	19,971
USD	1,131,927	SEK	10,503,000	Bank of America NA	8/2026	46,678
USD	1,149,033	SEK	10,692,000	Goldman Sachs Bank USA	8/2026	44,256
USD	2,327,870	SEK	21,349,000	JPMorgan Chase Bank NA	8/2026	121,932
USD	896,640	THB	29,342,000	JPMorgan Chase Bank NA	8/2026	11,057
USD	1,125,133	THB	36,936,000	JPMorgan Chase Bank NA	8/2026	10,353
USD	1,102,810	ZAR	18,274,000	Bank of America NA	8/2026	(9,606)
USD	1,142,982	ZAR	18,928,000	Canadian Imperial Bank of Commerce	8/2026	(9,246)
USD	1,312,105	ZAR	22,039,000	Royal Bank of Canada	8/2026	(29,503)
ZAR	17,126,000	USD	1,045,339	Bank of America NA	8/2026	(2,807)
ZAR	19,148,000	USD	1,151,278	Bank of America NA	8/2026	14,343
ZAR	26,848,000	USD	1,627,657	Bank of America NA	8/2026	6,696
ZAR	18,679,000	USD	1,142,733	Bank of America NA	8/2026	(5,662)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,184,605)
Unrealized Appreciation						1,388,186
Unrealized Depreciation						(2,572,791)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.49%	Quarterly	3M JIBAR(3)	Quarterly	CME	6/2030	ZAR	1,000,000	330	0	330

(1)Swaps with CME Group (CME) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Represents floating rate.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,593,646 or 2.3% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $20,543,275 or 4.5% of net assets.

(d)	Zero coupon bond which is issued at a discount.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,060,358.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	49,793,829	75,071,166	94,359,773	607,286	(1,591)	1,693	30,505,324	30,499,224	0.0%
Total	49,793,829	75,071,166	94,359,773	607,286	(1,591)	1,693	30,505,324

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	398,979,064	-	398,979,064	-

Non-Convertible Corporate Bonds
Financials	16,188,442	-	16,188,442	-

U.S. Treasury Obligations	2,284,997	-	2,284,997	-

Money Market Funds	30,505,324	30,505,324	-	-
Total Investments in Securities:	447,957,827	30,505,324	417,452,503	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	1,388,186	-	1,388,186	-
Swaps	330	-	330	-
Total Assets	1,388,516	-	1,388,516	-

Liabilities
Forward Foreign Currency Contracts	(2,572,791)	-	(2,572,791)	-
Total Liabilities	(2,572,791)	-	(2,572,791)	-
Total Derivative Instruments:	(1,184,275)	-	(1,184,275)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,388,186	(2,572,791)
Total Foreign Exchange Risk	1,388,186	(2,572,791)
Interest Rate Risk
Swaps (b)	330	-
Total Interest Rate Risk	330	-
Total Value of Derivatives	1,388,516	(2,572,791)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Fidelity® Series Emerging Markets Debt Local Currency Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $408,237,925)	$417,452,503
Fidelity Central Funds (cost $30,505,222)	30,505,324

Total Investment in Securities (cost $438,743,147)		$447,957,827
Segregated cash with brokers for derivative instruments		2,107
Foreign currency held at value (cost $1,377,755)		1,130,317
Unrealized appreciation on forward foreign currency contracts		1,388,186
Receivable for fund shares sold		198,110
Reclaims receivable		277,960
Interest receivable		10,392,399
Distributions receivable from Fidelity Central Funds		91,888
Receivable for daily variation margin on centrally cleared swaps		893
Receivable from investment adviser for expense reductions		4,618
Total assets		461,444,305
Liabilities
Payable to custodian bank	$1,118,192
Unrealized depreciation on forward foreign currency contracts	2,572,791
Payable for fund shares redeemed	317,414
Other payables and accrued expenses	33,973
Total liabilities		4,042,370
Net Assets		$457,401,935
Net Assets consist of:
Paid in capital		$481,538,210
Total accumulated earnings (loss)		(24,136,275)
Net Assets		$457,401,935
Net Asset Value, offering price and redemption price per share ($457,401,935 ÷ 47,395,431 shares)		$9.65
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$16,393,284
Income from Fidelity Central Funds		607,286
Income before foreign taxes withheld		$17,000,570
Less foreign taxes withheld		(320,571)
Total income		16,679,999
Expenses
Custodian fees and expenses	$34,826
Independent trustees' fees and expenses	531
Total expenses before reductions	35,357
Expense reductions	(28,911)
Total expenses after reductions		6,446
Net Investment income (loss)		16,673,553
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $140,530)	(1,069,063)
Fidelity Central Funds	(1,591)
Forward foreign currency contracts	1,526,112
Foreign currency transactions	(80,579)
Swaps	227
Total net realized gain (loss)		375,106
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $133,706)	(6,314,625)
Fidelity Central Funds	1,693
Forward foreign currency contracts	(2,285,176)
Assets and liabilities in foreign currencies	(172,224)
Swaps	(1,798)
Total change in net unrealized appreciation (depreciation)		(8,772,130)
Net gain (loss)		(8,397,024)
Net increase (decrease) in net assets resulting from operations		$8,276,529
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,673,553	$31,877,167
Net realized gain (loss)	375,106	1,293,273
Change in net unrealized appreciation (depreciation)	(8,772,130)	45,042,502
Net increase (decrease) in net assets resulting from operations	8,276,529	78,212,942
Distributions to shareholders	(2,525,579)	(30,945,258)

Share transactions
Proceeds from sales of shares	23,486,287	42,960,314
Reinvestment of distributions	2,525,579	30,945,182
Cost of shares redeemed	(47,377,178)	(54,532,015)

Net increase (decrease) in net assets resulting from share transactions	(21,365,312)	19,373,481
Total increase (decrease) in net assets	(15,614,362)	66,641,165

Net Assets
Beginning of period	473,016,297	406,375,132
End of period	$457,401,935	$473,016,297

Other Information
Shares
Sold	2,450,285	4,597,124
Issued in reinvestment of distributions	257,449	3,292,041
Redeemed	(4,926,508)	(5,812,804)
Net increase (decrease)	(2,218,774)	2,076,361

Financial Highlights
Fidelity® Series Emerging Markets Debt Local Currency Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.53	$8.55	$9.37	$8.69	$9.43	$10.81
Income from Investment Operations
Net investment income (loss) A,B	.346	.674	.625	.598	.445	.439
Net realized and unrealized gain (loss)	(.174)	.971	(.853)	.564	(1.185)	(1.358)
Total from investment operations	.172	1.645	(.228)	1.162	(.740)	(.919)
Distributions from net investment income	(.052)	(.665)	(.592)	(.482)	-	(.456)
Distributions from net realized gain	-	-	-	-	-	(.005)
Total distributions	(.052)	(.665)	(.592)	(.482)	-	(.461)
Net asset value, end of period	$9.65	$9.53	$8.55	$9.37	$8.69	$9.43
Total Return C,D	1.80%	19.35%	(2.54)%	13.53%	(7.85)%	(8.56)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.02% G	.02%	.02%	.02%	.02%	.03%
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	7.27% G	7.16%	6.87%	6.51%	5.17%	4.31%
Supplemental Data
Net assets, end of period (000 omitted)	$457,402	$473,016	$406,375	$419,858	$383,293	$483,309
Portfolio turnover rate I	39 % G	59%	46%	71%	53%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the Funds) are funds of Fidelity Hastings Street Trust (the Trust). Fidelity Series Emerging Markets Debt Local Currency Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Fidelity Series Emerging Markets Debt Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, certain foreign taxes, defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series Emerging Markets Debt Fund	1,730,624,509	120,091,900	(65,968,390)	54,123,510
Fidelity Series Emerging Markets Debt Local Currency Fund	440,382,936	28,480,952	(22,090,336)	6,390,616

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Emerging Markets Debt Fund	(26,419,130)	(210,494,011)	(236,913,141)
Fidelity Series Emerging Markets Debt Local Currency Fund	(11,592,759)	(27,265,595)	(38,858,354)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Emerging Markets Debt Fund
Credit Risk
Swaps	56,714	(102,924)
Total Credit Risk	56,714	(102,924)
Interest Rate Risk
Futures Contracts	(1,844,398)	637,459
Swaps	(61,434)	(2,302)
Total Interest Rate Risk	(1,905,832)	635,157
Totals	(1,849,118)	532,233
Fidelity Series Emerging Markets Debt Local Currency Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,526,112	(2,285,176)
Total Foreign Exchange Risk	1,526,112	(2,285,176)
Interest Rate Risk
Swaps	227	(1,798)
Total Interest Rate Risk	227	(1,798)
Totals	1,526,339	(2,286,974)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period., unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series Emerging Markets Debt Local Currency Fund	180,680,967

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	348,285,516	166,747,605
Fidelity Series Emerging Markets Debt Local Currency Fund	85,208,238	77,337,012
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Series Emerging Markets Debt Local Currency Fund	31,343
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Emerging Markets Debt Fund	.003%	31,957
Fidelity Series Emerging Markets Debt Local Currency Fund	.003%	27,888

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Emerging Markets Debt Fund	8,887
Fidelity Series Emerging Markets Debt Local Currency Fund	1,023
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Emerging Markets Debt Fund
Fidelity Series Emerging Markets Debt Local Currency Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the funds' Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that each fund's management fee structure is fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.924253.115
SED-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026